Average Annual Total Returns - FidelitySAITax-FreeBondFund-PRO - FidelitySAITax-FreeBondFund-PRO - Fidelity SAI Tax-Free Bond Fund	Apr. 01, 2023
Fidelity SAI Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.32%)
Since Inception	1.46%
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.32%)
Since Inception	1.43%
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.68%)
Since Inception	1.63%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Since Inception	1.57%	[1]
LB123
Average Annual Return:
Past 1 year	(9.37%)
Since Inception	1.64%	[1]

[1]	A From October 2, 2018